Inventory - Schedule of Inventory, Current (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw material	$ 154	$ 231	$ 245
Work in process	78	14	23
Finished goods	97	255	249
Inventory, Net	$ 329	$ 500	$ 517